Shareholders’ Equity (Deficit) (Details) - Schedule of share-based compensation expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Share-Based Compensation Expenses [Abstract]
Share based compensation expenses	$ 790	$ 299	$ 67
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Abstract]
Share based compensation expenses	180	105	56
Sales and marketing expenses [Member]
Schedule of Share-Based Compensation Expenses [Abstract]
Share based compensation expenses	401	111	11
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Abstract]
Share based compensation expenses	$ 209	$ 83